400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 4663 Fax +1 415 618 5675 jack.gee@blackrock.com

March 15, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated March 1, 2016 to the prospectuses for iShares California Muni Bond ETF, iShares iBonds Sep 2016 Term Muni Bond ETF, iShares iBonds Sep 2017 Term Muni Bond ETF, iShares iBonds Sep 2018 Term Muni Bond ETF, iShares Sep 2019 Term Muni Bond ETF, iShares Sep 2020 Term Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF. The purpose of this filing is to submit the 497 dated March 1, 2016 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-4663.

Very truly yours,

/s/ Jack Gee

Jack Gee

cc:   Benjamin Haskin, Esq.